 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09088
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TEXAS CAPITAL VALUE FUNDS, INC.
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(Exact name of registrant as specified in charter)

6300 Bridgepoint Parkway, Building II, Suite 105 Austin, TX 78759
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(Address of principal executive offices) (Zip code)

Mark A. Coffelt, President
First Austin Capital Management, Inc.
6300 Bridgepoint Parkway, Building II, Suite 105 Austin, TX 78759
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(Name and address of agent for service)

Registrant's telephone number, including area code: (512)328-9321
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Date of fiscal year end: 09/30
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Date of reporting period: 12/31/05
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COMMON STOCK (long positions) - 97.28%	Shares	Market Value

CONSUMER DISCRETIONARY - 9.73%
Advertising - 0.44%
Harte-Hanks Inc	14,000	$ 369,460

Automobile Manufacturers - 0.49%
Toyota Motor Corp - Spon ADR	4,000	418,480

Automotive Retail - 0.56%
Autozone Inc*	5,200	477,100

Footwear - 0.65%
Rocky Shoes & Boots Inc*	4,311	105,016
Timberland Company*	13,600	442,680
		547,696

Homebuilding - 1.94%
Centex Corp	3,500	250,215
Hovnanian Enterprises - Cl A	15,200	754,528
MDC Holdings Inc	10,290	637,774
		1,642,517

Homefurnishing Retail - 0.41%
Williams Sonoma	8,000	345,200

Household Applicances - 0.51%
Black & Decker	5,000	434,800

Housewares - 0.27%
Yankee Candle Co	9,100	232,960

Leisure Products - 0.49%
Aldila Inc	16,500	419,595

Restaurants - 0.33%
Ruby Tuesday Inc	10,900	282,201

Retail – Apparel - 0.96%
American Eagle Outfitters	12,000	275,760
Pacific Sunwear Calf.*	21,700	540,764
		816,524

Retail - Home Improvements - 1.50%
Home Depot+	20,000	809,600
Lowes	7,000	466,620
		1,276,220

Retail - Internet - 0.34%
Ctrip.com International ADR	5,000	288,750

Special Consumer Services - 0.33%
H & R Block Inc	11,400	279,870

Specialty Stores - 0.50%
Michael's Stores	12,000	424,440

Total Consumer Discretionary		8,255,813

CONSUMER STAPLES - 5.84%
Distilleries - 0.75%
Diageo Plc Sponsored ADR	10,900	635,470

Food Distributors - 1.44%
Central European Distribution Corp*	10,000	401,400
Performance Food Group Co*	8,300	235,471
Spartan Stores Inc*	20,000	208,400
Sysco Corp+	12,000	372,600
		1,217,871

Household Products - 0.91%
Colgate-Palmol	7,000	383,950
Proctor & Gamble+	6,700	387,796
		771,746

Packaged Foods/Meats - 1.42%
Gruma ADR	41,000	540,380
Sara Lee	17,000	321,300
Seaboard	225	339,975
		1,201,655

Personal Products - 0.21%
Usana	4,700	180,292

Retail - Drugs - 0.69%
CVS Corporation	22,000	581,240

Soft Drinks - 0.43%
Coca-Cola Femsa ADR	13,400	361,934

Total Consumer Staples		4,950,208

ENERGY - 15.08%
Coal & Consumer Fuels - 2.63%
Consol Energy	12,000	782,160
Peabody Energy	17,600	1,450,592
		2,232,752

Oil & Gas - Drilling - 1.04%
Pioneer Drilling Company*	28,700	514,591
Pride International Inc*	12,000	369,000
		883,591

Oil & Gas Exploration Equipment - 2.12%
BJ Services Co	19,000	696,730
Cal Dive International Inc.*	8,000	287,120
Lufkin Industries Inc	8,000	398,960
Mitcham Industries Inc*	24,000	419,280
		1,802,090

Oil & Gas Exploration/Production - 5.65%
Berry Petroleum	10,300	589,160
Chesapeake Energy Corp	10,000	317,300
Devon Energy Corporation	9,900	619,146
Kerr-McGee	3,000	272,580
Newfield Exploration	8,000	400,560
Nexen Inc	20,000	952,600
Petrochina Co Ltd - ADR	4,300	352,428
Pioneer Natural Resources	12,000	615,240
St. Mary Land & Expl.	10,000	368,100
XTO Energy	7,000	307,580
		4,794,694

Oil & Gas – Integrated - 1.27%
Chevron Corporation	2,000	113,540
ConocoPhillips	6,000	349,080
Petro-Canada+	12,000	481,080
Tesoro Corp	2,100	129,255
		1,072,955

Oil & Gas - Refining/Marketing - 2.36%
Giant Industries Inc*	2,300	119,508
Sunoco Inc	10,200	799,476
Transmontaigne Oil Co*	45,900	302,940
Valero	6,000	309,600
Western Gas Resources Inc	10,000	470,900
		2,002,424

Total Energy		12,788,506

FINANCIALS - 10.56%
Consumer Finance - 0.74%
Cash America Int'l	16,800	389,592
EZCorp Inc*	15,600	238,368
		627,960

Diversified Financial Services - 1.37%
Bancolombia SA Spons ADR	28,400	818,772
Credicorp Ltd	15,000	341,850
		1,160,622

Insurance - Brokers - 0.10%
Hilb Rogal & Hobbs	2,300	88,573

Insurance - Life/Health - 2.16%
AFLAC Corporation	15,600	724,152
Phoenix Companies	20,000	272,800
Protective Life	19,000	831,630
		1,828,582

Insurance - Multi-Line - 0.87%
21st Century Holding Co.	20,810	356,059
American Financial Group	10,000	383,100
		739,159

Insurance - Property/Casualty - 5.05%
Allstate Corp	9,000	486,630
American Physicians Cap Inc*	16,600	760,114
Berkley WR Corp	17,600	838,112
Meadowbrook Insurance Grp	23,800	138,992
State Auto Financial Corp	20,900	762,014
United Fire & Casualty	10,500	424,515
Zenith National Insurance Cp	18,900	871,668
		4,282,045

Reinsurance - 0.27%
Partnerre Holdings Ltd	3,500	229,845

Total Financials		8,956,786

HEALTH CARE - 22.40%
Biotechnology - 2.46%
Amgen	5,000	394,300
Charles River Laboratories Inc*	17,800	754,186
Genentech	4,000	370,000
Gilead Sciences	7,000	367,990
Viropharma Inc*	11,000	203,500
		2,089,976

Health Care – Distributors - 0.41%
Cardinal Health	5,000	343,750

Health Care – Equipment - 2.37%
Analogic Corp	9,729	465,533
Biomet	15,000	548,550
Biosite Incorporated*	5,500	309,595
Cytyc Corporation*	12,000	338,760
Steris Corp	13,800	345,276
		2,007,714

Health Care – Facility - 3.19%
Amsburg Corp Cl A*	11,990	274,091
Community Health Systems*	31,000	1,188,540
Health Mgmt. Assoc. Cl A	15,000	329,400
Lifepoint Hospitals Inc*	15,100	566,250
Medcath Corporation*	1,700	31,535
Triad Hospitals Inc*	8,000	313,840
		2,703,656

Health Care - Managed Care - 3.71%
Centene Corp*	41,500	1,091,035
Cigna Corp Ci	2,300	256,910
Coventry Health Care Inc*+	20,800	1,184,768
UnitedHealth Group Inc*	9,840	611,458
		3,144,171

Health Care – Services – 8.14%
Allied Healthcare Intl Inc*	51,000	313,140
Caremark RX Inc*+	24,200	1,253,318
Dendrite International	15,000	216,150
IMS Health Inc	29,000	722,680
Laboratory Corp of America H*	16,500	888,525
Lincare Holdings Inc*	6,200	259,842
Merge Technologies Inc*	22,730	569,159
Pediatrix Medical Group Inc*	9,400	832,558
Pharmaceutical Product Devel*	12,800	792,960
Quest Diagnostics Inc	12,000	617,760
Ventiv Health	18,400	434,608
		6,900,700

Health Care – Supplies - 0.50%
Immucor Inc*	11,000	256,960
Merit Medical Systems*	14,000	169,960
		426,920

Pharmaceuticals - 1.63%
Johnson & Johnson Co+	8,700	522,870
Novartis AG-ADR	16,400	860,672
		1,383,542

Total Health Care		19,000,429

INDUSTRIALS - 15.85%
Aerospace - Defense - 3.38%
Armor Holdings Inc*	7,000	298,550
DRS Technologies	16,000	822,720
L-3 Communications	11,500	855,025
Ladish	20,000	447,000
Lockheed Martin	7,000	445,410
		2,868,705

Airfreight & Logistics - 1.41%
FedEx	4,000	413,560
Ryder System	10,000	410,200
United Parcel Service	5,000	375,750
		1,199,510

Commercial Printing - 0.65%
Outlook Group Corp	38,635	426,917
Quebecor World	9,300	126,387
		553,304

Construction & Engineering - 1.18%
Meadow Valley	25,000	289,500
Michael Baker Corp*	27,796	710,188
		999,688

Machinery - Construction & Farming - 0.40%
Gehl Co*	13,050	342,562

Industrial Machinery - 2.10%
Kubota Corp ADR	10,000	425,000
Parker-Hannifin	5,000	329,800
Sun Hydrolics Corp	52,100	1,007,093
Winland Electronics Inc*	4,600	15,410
		1,777,303

Marine - 0.34%
OMI Corp	16,000	290,400

Services - Diversified/Commercial - 0.60%
Escala Group	25,000	507,000

Services – Employment - 2.15%
Barrett Business Services Inc*	14,099	352,334
Labor Ready Inc*	12,000	249,840
Manpower Inc.	20,600	957,900
Resources Connection Inc*	10,000	261,100
		1,821,174

Trade Companies & Distributors - 0.12%
Huttig Building Products Inc*	11,800	99,120

Trucking - 3.52%
Arkansas Best Corp	10,289	449,424
Celadon Group Inc*	17,550	505,440
Frozen Food Express*	49,000	540,470
Smithway Motor Xpress - Cl A*	24,164	215,543
USA Trucking Inc*	18,500	538,905
YRC Worldwide*	16,500	736,065
		2,985,847

Total Industrials		13,444,613

MATERIALS - 4.86%
Chemicals - Agriculture/Fertilizer - 0.85%
Terra Nitrogen Company LP	9,400	178,976
The Scotts Miracle Gro Co	12,000	542,880
		721,856

Diverse Metal/Mining - 3.20%
Alliance Resource Partners	14,000	520,800
Anglo American Plc-Spons ADR	15,000	521,700
Cia Vale do Rio Doce ADR	8,000	329,120
Rio Tinto ADR	5,500	1,005,345
Southern Copper	5,000	334,900
		2,711,865

Industrial Gases - 0.81%
Airgas	21,000	690,900

Total Materials		4,124,621

OTHER HOLDINGS - 2.20%
Exchange Traded Funds - 2.20%
IShares MSCI Austria Index	46,600	1,285,694
IShares MSCI Hong Kong Index	29,000	365,980
IShares MSCI Pacific Ex Jpn	2,000	197,340
IShares MSCI Singapore Free	2,200	17,380
		1,866,394

Total Other Holdings		1,866,394

TECHNOLOGY - 7.19%
Application Software - 2.52%
EPIQ Systems Inc*	47,631	883,079
Intuit Inc*	19,000	1,012,700
Henry (Jack) & Associates	12,500	238,625
		2,134,404

Communications Equipment - 0.62%
Corning Inc*	15,000	294,900
Netgear Inc*	12,000	231,000
		525,900

Electronic Equipment - 0.52%
Amphenol	10,000	442,600

Internet Consulting & Services - 0.31%
First Advantage Corp - Cl A*	10,000	267,100

Office Electronics - 0.75%
Canon ADR	7,000	411,810
Par Technology Corp/Del*	8,000	222,080
		633,890

Semiconductors - 0.45%
Freescale Semiconductor - B	15,000	377,550

Services - Data Processing - 1.70%
Affiliated Computer Services	6,000	355,080
Alliance Data Systems	10,000	356,000
First Data	17,000	731,170
		1,442,250

Systems Software - 0.32%
Websidestory*	15,000	271,950

Total Technology		6,095,644

TELECOMMUNICATIONS - 1.46%
Integrated Telecommunications Services – 0.35%
CenturyTel Inc	9,000	298,440

Wireless Telecommunications Services - 1.11%
China Mobile HK Ltd-Spons-ADR	23,000	552,920
Vodaphone Group Plc - Sp ADR	18,000	386,460
		939,380

Total Telecommunications		1,237,820

UTILITIES – 2.10%
Electric Utilities – 1.61%
E.on Ag - Sponsored ADR	5,000	172,600
Korea Electric Power Corp - ADR	61,000	1,188,890
		1,361,490

Water Utilities – 0.50%
Veolia Environment ADR	9,300	421,290

Total Utilities		1,782,780

Total Long-Term Common Stocks		82,503,613
(cost $72,667,317)

SHORT STOCKS – (6.87)%

CONSUMER DISCRETIONARY – (1.31)%
Automobile Parts & Equipment – (0.22)%
Visteon Corp*	-30,000	-187,800

Automobile Manufacturers – (0.04)%
Broadcasting & Cable – (0.49)%
Emmis Communications Cl A*	-5,000	-99,550
Liberty Media Corp - A*	-20,000	-157,400
Sirius Satellite Radio Inc*	-24,000	-160,800
		-417,750

Home Furnishings – (0.29)%
La-Z-Boy Inc.	-18,000	-244,080

Photographic Producers – (0.27)%
Presstek	-25,000	-226,000

Total Consumer Discretionary		-1,108,880

FINANCIALS – (1.96)%
Asset Management – (0.22)%
Janus Capital Group Inc	-10,000	-186,300
State Street	-4,000	-221,760
		-408,060

Consumer Finance – (0.18)%
Rewards Network Inc*	-23,600	-151,040

REITS - Equitiy Specialties – (0.13)%
Annaly Mtg Mgmt	-10,000	-109,400

REITS - Mortgage Backed – (0.72)%
Anworth Mortgage	-40,000	-292,000
Capstead Mortgage	-20,000	-116,200
MFA Mortgage Investment	-35,000	-199,500
		-607,700

Specialized Finance – (0.16)%
Morningstar	-4,000	-138,560

Thrifts & Mortgage Finance – (0.29)%
Accredited Home Lenders	-5,000	-247,900

Total Financials		-1,662,660

HEALTH CARE – (1.10)%
Pharmaceuticals – (1.10)%
Ariad Pharmaceuticals	-32,000	-187,200
Bioenvision	-34,000	-222,020
Cypress Bioscience	-15,000	-86,700
Discovery Labs	-27,400	-183,032
Dusa Pharmaceuticals	-10,000	-107,700
Hollis-Eden Pharm.	-13,000	-62,920
Medicines Co	-5,000	-87,250
		-936,822

Total Health Care		-936,822

MATERIALS - (0.60)%
Chemicals - Specialty – (0.05)%
Octel	-2,600	-42,302

Paper Products – (0.55)%
Bowater	-8,000	-245,760
Meadwestvaco	-8,000	-224,240
		-470,000

Total Materials		-512,302

TECHNOLOGY – (1.89)%
Communications Equipment – (0.34)%
Airspan Networks*	-43,274	-246,229
Network Equipment Tech Inc*	-10,000	-44,000
		-290,229

Electronic Manufacturing – (0.27)%
AVX	-16,000	-231,680

Internet Software & Service – (0.70)%
Equinix	-8,000	-326,080
Opsware	-40,000	-271,600
		-597,680

IT Consulting & Servicing – (0.26)%
Bearingpoint	-28,000	-220,080

Semiconductors – (0.44)%
Applied Micro Circuits Corp*	-10,000	-25,700

Services - Data Processing – (0.11)%
Electronic Data Systems Corp	-4,000	-96,160

Systems Software – (0.17)%
Falconstor Software Inc*	-19,000	-140,410

Total Technology		-1,601,939

Total Securities Sold Short		-5,822,603
(proceeds $5,335,149)

+A portion of the investment is held by the broker as collateral for short sales activity
*Non-income producing security
ADR - American Depository Receipt

Demand Notes - 3.43%

American Family Demand Note		1,209,378
(4.02547% 12-31-2031)

Wisc Corp Cent Cr Union D No		1,695,348
(4.0500% 12-31-2031)

Total Demand Notes (cost $2,904,726)		2,904,726

Total Investments		85,408,339

Liabilities in Excess of Other Assets		-599,531

Total Net Assets		84,808,808

Item 2—Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal
Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications of the Principal Executive Officer and Principal
Financial Officer of the registrant as required by Rule 30a-2(a)
under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of
1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the
undersigned, thereunto duly authorized.

Texas Capital Value Funds, Inc.

By:

/s/ Mark A. Coffelt
Mark A. Coffelt
President

Date: February 21, 2006